Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Revenues			$ 1,689,931	$ 1,766,914	$ 1,718,518
Revenue recognized that was included in the deferred revenue			$ 91,500	88,300	67,200
Costs and Expenses
VAT and surcharges (as a percent)			6.70%
Sales and Marketing Expenses
Advertising and promotional expenses			$ 330,900	352,300	428,800
Stock options
Stock-based compensation
Vesting period			4 years
Service-Based Restricted Share Units
Stock-based compensation
Vesting period			4 years
Advertising and marketing revenues
Revenues:
Revenues			$ 1,486,155	1,530,211	1,499,180
Costs and Expenses
Cultural business construction fees (as a percent)	1.50%	3.00%	3.00%
Taxes on advertising and marketing revenues			$ 6,400	40,700	52,900
Advertising and marketing revenues | Maximum
Revenues:
Period over social display ad arrangements allow customers to place advertisements on particular areas of the Group's platform in particular formats			3 months
Value-added services
Revenues:
Revenues			$ 203,776	$ 236,703	$ 219,338